Reverse Recapitalization Transaction	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization Transaction [Abstract]
Reverse Recapitalization Transaction
3. Reverse Recapitalization Transaction
As discussed in Note 1, on December 8, 2021, the Company consummated the Business Combination Agreement dated
July 23, 202
1, with Legacy Cvent surviving the merger as a wholly owned subsidiary of the Company.
As contemplated by the Business Combination Agreement, on the Closing Date: (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share (the “Class A ordinary shares”), and each issued and outstanding Class B ordinary share, par value $0.0001 per share (the “Class B ordinary shares”), in each case, of Dragoneer, was converted into one share of common stock, par value $0.0001 per share, of the Company (“Common Stock”); (ii) the governing documents of Dragoneer were amended and restated and became the certificate of incorporation and the bylaws of the Company, and Dragoneer filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Dragoneer was domesticated and continues as a Delaware corporation (the “Domestication”) and (iii) Dragoneer changed its name to “Cvent Holding Corp.”
Additionally, in accordance with the terms and subject to the conditions of the Business Combination Agreement, at the First Effective Time, each share and equity award of Legacy Cvent outstanding as of immediately prior to the First Effective Time was exchanged for shares of Common Stock or comparable equity awards that were settled or were exercisable for shares of Common Stock, as applicable, based on an implied Legacy Cvent equity value of $4,467,973,959. Legacy Cvent’s existing stockholders prior to the First Effective Time received 416,483,028 shares of Common Stock and Legacy Cvent’s existing option holders prior to the First Effective Time received 51,649,748 options to purchase Common Stock, subject to the same vesting terms as the corresponding Legacy Cvent options.
Upon the closing of the Reverse Recapitalization Transaction, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 1,501,000,000 shares, $0.0001 par value per share, of which, 1,500,000,000 shares are designated as Common Stock, and 1,000,000 shares are designated as Preferred Stock.
In connection with the Reverse Recapitalization Transaction, a number of subscribers (each, a “Subscriber”) purchased from the Company an aggregate of 47,500,000 shares of Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $475.0 million, pursuant to separate subscription agreements entered into effective as of July 23, 2021.
In addition, pursuant to the terms of the forward purchase agreement between Dragoneer and Dragoneer Funding II LLC (“Dragoneer Funding II”), an affiliate of Dragoneer Growth Opportunities Holdings II, a Cayman Islands limited liability company (the “Sponsor”), dated October 29, 2020 (the “Forward Purchase Agreement”) and the Business Combination Agreement, the Company issued to Dragoneer Funding II an aggregate of 5,000,000 shares of Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $50,000,000.
The following table reconciles the elements of the Reverse Recapitalization Transaction to the Consolidated Statement of Cash Flows and the Consolidated Statement of Changes in Stockholders’ Equity for the year ended December 31, 2021 (in thousands):

Reverse Recapitalization Transaction

Cash- Dragoneer trust and cash, net of redemptions	$43,911
Cash- PIPE Financing	475,000
Cash- Forward Purchase Agreement	50,000
Less: Non-cash net assets assumed from Dragoneer	29
Less: transaction costs and advisory fees	(47,003)

Net Reverse Recapitalization Transaction	521,937
Less: non-cash net assets assumed from Dragoneer	(29)
Add: accrued transaction costs and advisor fees	25

Net cash contributions from Reverse Recapitalization Transaction	$521,933

The following presents the number of shares of common stock issued immediately following the consummation of the Reverse Recapitalization Transaction:

Common stock of Dragoneer public shareholders, net of redemptions	4,286,667
Shares held by Dragoneer Sponsor	7,852,000
Shares issued in PIPE Financing	47,500,000
Shares issued in Forward Purchase Agreement	5,000,000

Reverse Recapitalization Transaction shares	64,638,667
Legacy Cvent stockholders	416,483,028

Total shares of common stock immediately after Reverse Recapitalization Transaction	481,121,695